Securities Act File No. 333-248575

As filed with the Securities and Exchange Commission on October 16, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.1	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq.,

1801 California Street, Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest, no par value, of Transamerica S&P 500 Index VP.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

October 16, 2020

COMBINED PROXY STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA WMC US GROWTH II VP

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA S&P 500 INDEX VP

The address and telephone number of each Portfolio is:

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) 1-800-851-9777

TRANSAMERICA SERIES TRUST

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) l-800-851-9777

October 16, 2020

Dear Policyowner:

You are being asked to vote on the proposed reorganization of Transamerica WMC US Growth II VP (the “Target Portfolio”) into Transamerica S&P 500 Index VP (formerly, Transamerica U.S. Equity Index VP) (the “Destination Portfolio”), each a separate series of Transamerica Series Trust (the “Trust”). Detailed information about the proposal is contained in the enclosed Proxy Statement/Prospectus.

The Board of Trustees of the Trust has called a special meeting of shareholders of the Target Portfolio (“Special Meeting”) to be held as a virtual meeting on November 16, 2020 at 10:00 a.m. Mountain Time, to consider and vote on an Agreement and Plan of Reorganization pursuant to which the Target Portfolio would reorganize into the Destination Portfolio. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the officers of the Trust have determined that the Special Meeting will be held in a virtual meeting format only, via the internet, with no physical in-person meeting. To attend, vote, and submit any questions at the Special Meeting, please register at attendameeting@astfinancial.com.

Shares of the portfolios are not offered directly to the public but are sold only to separate accounts of Transamerica insurance companies to fund benefits under variable life policies or variable annuity contracts (owners of these policies and contracts invested in the portfolios through the separate accounts, the “Policyowners”). As such, the only shareholders of the portfolios are the insurance company separate accounts.

The Trust has agreed to solicit voting instructions from Policyowners invested in the Target Portfolio in connection with the proposed reorganization. You have received this Proxy Statement/Prospectus because you are a Policyowner. As a Policyowner, you have the right to give voting instructions on shares of the Target Portfolio that are attributable to your policy, if your voting instructions are properly submitted on your voting instruction form and received prior to the Special Meeting.

After careful consideration, the Trust’s Board unanimously approved the proposed reorganization, and recommends that shareholders of the Target Portfolio vote “FOR” the proposal. Target Portfolio shareholders are now being asked to approve the proposed reorganization. Shareholders of record of the Target Portfolio as of the close of business on October 2, 2020 are entitled to vote at the Special Meeting and any adjournments or postponements thereof.

Your voting instructions are very important regardless of the size of your investment in the Target Portfolio. Please read the Proxy Statement/Prospectus and provide voting instructions promptly. To provide voting instructions, follow the instructions on the enclosed proxy card to vote by telephone or on the internet or complete, sign and return the proxy card in the enclosed postage-paid envelope.

If you have any questions, please call 1-800-851-9777 between 8 a.m. and 7 p.m., Eastern Time, Monday through Friday. Thank you for your investment in the Transamerica funds.

Sincerely,

/s/ Marijn P. Smit
Chairman of the Board, President and Chief Executive Officer

TRANSAMERICA SERIES TRUST

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) l-800-851-9777

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Scheduled to be Held Virtually on November 16, 2020

A special meeting of shareholders of Transamerica WMC US Growth II VP (the “Special Meeting”) will be held as a virtual meeting on November 16, 2020 at 10:00 a.m., Mountain Time, to consider and vote on the following proposals, as more fully described in the accompanying combined Proxy Statement/Prospectus:

PROPOSAL I:	To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all of the assets of Transamerica WMC US Growth II VP by Transamerica S&P 500 Index VP, in exchange for shares of Transamerica S&P 500 Index VP to be distributed to the shareholders of Transamerica WMC US Growth II VP and the assumption of all of the liabilities of Transamerica WMC US Growth II VP by Transamerica S&P 500 Index VP and (ii) the subsequent liquidation of Transamerica WMC US Growth II VP; and
PROPOSAL II:	Any other business that may properly come before the Special Meeting.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED REORGANIZATION OF TRANSAMERICA WMC US GROWTH II VP INTO TRANSAMERICA S&P 500 INDEX VP.

Shareholders of record of your portfolio at the close of business on October 2, 2020 are entitled to vote at the Special Meeting and any adjournments or postponements thereof.

PLEASE NOTE: In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the officers of Transamerica Series Trust have determined that the Special Meeting will be held in a virtual meeting format only, via the internet, with no physical in-person meeting. To attend, vote, and submit any questions at the Special Meeting, please register at attendameeting@astfinancial.com.

By Order of the Board of Trustees,

/s/ Erin D. Nelson
Chief Legal Officer and Secretary

Denver, Colorado

October 16, 2020

If shareholders do not return their proxies in sufficient numbers, your portfolio may be required to make additional solicitations.

COMBINED PROXY STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA WMC US GROWTH II VP

(the “Target Portfolio”)

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA S&P 500 INDEX VP

(the “Destination Portfolio”)

The address and telephone number of each Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-800-851-9777

Shares of the Destination Portfolio have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Target Portfolio or Destination Portfolio (each sometimes referred to herein as a “Portfolio”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolios.

This Proxy Statement/Prospectus sets forth information about the Destination Portfolio that an investor ought to know before investing. Please read this Proxy Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined proxy statement and prospectus, dated October 16, 2020 (the “Proxy Statement/Prospectus”), is being furnished in connection with the solicitation proxies to be used at a special virtual meeting (the “Special Meeting”) of shareholders of Transamerica WMC US Growth II VP (the “Target Portfolio”) related to the proposed Agreement and Plan of Reorganization that provides for the reorganization of the Target Portfolio into Transamerica S&P 500 Index VP (the “Destination Portfolio”) (the “Reorganization”). The Special meeting will be held as a virtual meeting on November 16, 2020 at 10:00 a.m., Mountain Time. This Proxy Statement/Prospectus is being mailed to shareholders of the Target Portfolio on or about October 19, 2020.

The Target Portfolio and the Destination Portfolio are each separate series of Transamerica Series Trust (“TST”), an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of TST (the “Board” or the “Trustees”) has determined that the Reorganization is in the best interests of the Target Portfolio and the Destination Portfolio. A copy of the form of Agreement and Plan of Reorganization (the “Plan”) for the Reorganization is attached to this Proxy Statement/Prospectus as Exhibit A.

This Proxy Statement/Prospectus contains information you should know before providing voting instructions on the Reorganization.

You are entitled to vote at the Special Meeting of the Target Portfolio as of the close of business on October 2, 2020 (the “Record Date”). You are receiving these materials because you own a policy that invests in the Target Portfolio and for which you are entitled to provide voting instructions with respect to the Target Portfolio.

PLEASE NOTE: The Special Meeting will be held virtually over the internet. To attend, vote, and submit any questions at the Special Meeting, please register at attendameeting@astfinancial.com.

Please read this Proxy Statement/Prospectus, including Exhibit A, carefully.

The date of this Proxy Statement/Prospectus is October 16, 2020

For more complete information about each Portfolio, please read the Portfolios’ prospectus and statement of additional information, as they may be amended and/or supplemented. Each Portfolio’s prospectus and statement of additional information, and other additional information about each Portfolio, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge.

Where to Get More Information

Each Portfolio’s current prospectus and statement of additional information, including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) (File Nos. 033-00507; 811-04419) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777 or visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

Each Portfolio’s most recent annual and semi–annual reports to holders.	On file with the SEC (http://www.sec.gov) (File No. 811-04419) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777 or by visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

A statement of additional information for this Proxy Statement/Prospectus, dated October 16, 2020 (the “SAI”). The SAI contains additional information about the Target Portfolio and the Destination Portfolio.	On file with the SEC (http://www.sec.gov) (File No. 333-248575) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777. The SAI is incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus.	Call the following toll-free telephone number: 1-800-851-9777.

The Target Portfolio’s prospectus, dated May 1, 2020, as supplemented, and statement of additional information dated May 1, 2020, as supplemented (File Nos. 033-00507 and 811-04419), are incorporated by reference into this Proxy Statement/Prospectus.

Shares of the Portfolios are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a “Policyowner” and collectively, “Policyowners”) of variable annuity contracts and variable life policies (collectively, the “Policies”). As such, Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company (“TFLIC”) (collectively, the “Insurance Companies”) are the only shareholders of the investment portfolios offered by TST. The Insurance Companies each offer the opportunity to invest in the Portfolios through their respective products.

Policyowners are not shareholders of the Portfolios. For ease of reference, throughout the Proxy Statement/Prospectus, shareholders and Policyowners may collectively be referred to as “shareholders” of the Portfolios.

TST has agreed to solicit voting instructions from Policyowners invested in the Target Portfolio in connection with the proposed Reorganization. You have received this Proxy Statement/Prospectus because you own a Policy of one of these Insurance Companies and that Policy is invested in the Target Portfolio. You have the right to give voting instructions on shares of the Target Portfolio that are attributable to your Policy, if your voting instructions are properly submitted on your voting instruction form and received prior to the Special Meeting.

QUESTIONS AND ANSWERS

For your convenience, we have provided a brief overview of the proposed Reorganization. Additional information is contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization relating to the Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus, including Exhibit A and Exhibit B, and the Destination Portfolio’s prospectus (please see “Where to Get More Information” above for instructions on where to find this prospectus) carefully for more complete information.

How Will the Reorganization Work?

•

The Target Portfolio will transfer all of its property and assets to the Destination Portfolio. In exchange, the Destination Portfolio will assume all of the liabilities of the Target Portfolio and issue shares, as described below.

•

The Destination Portfolio will issue a number of its Initial Class shares to the Target Portfolio on the closing date of the Reorganization (the “Closing Date”) having aggregate net asset values equal to the respective aggregate net asset value of the Target Portfolio’s Initial Class shares. The Target Portfolio currently offers only Initial Class shares (Service Class shares are registered but have never been offered). The Destination Portfolio currently offers both Initial Class and Service Class shares.

•

Initial Class shares of the Destination Portfolio will then be distributed on the Closing Date to the Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of each shareholder’s Initial Class share holdings of the Target Portfolio. Therefore, on the Closing Date, upon completion of the Reorganization, each Target Portfolio shareholder will hold Initial Class shares of the Destination Portfolio with the same aggregate net asset value as its holdings of the Initial Class shares of the Target Portfolio immediately prior to the Reorganization. The net asset value attributable to the shares of the Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to the shares of the Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of the Target Portfolio and Destination Portfolio are valued using the same valuation policies and procedures.

•	The Target Portfolio will be terminated after the Closing Date.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Portfolio will be subject to the fees and expenses of the Destination Portfolio. Please see “Why did the Trustees Approve the Reorganization?” and “How do the Target Portfolio and the Destination Portfolio compare?” below for a further discussion of fees and expenses.

•

Following the Reorganization, (i) Transamerica Asset Management, Inc. (“TAM”) will continue to act as investment manager to the Destination Portfolio; and (ii) SSGA Funds Management, Inc. (“SSGA”) will continue to act as sub-adviser to the Destination Portfolio.

•

It is anticipated that the Reorganization will be treated as a taxable transaction. However, based on the tax profiles of the Target Portfolio’s investors, its investors generally are not expected to suffer material adverse U.S. tax consequences as a result of the Reorganization. Please see “What are the Federal Income Tax Consequences of the Reorganization?” below for a further discussion of the tax consequences.

Why did the Trustees Approve the Reorganization?

The Board of the Target Portfolio, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”)) of the Portfolios, TAM or Transamerica Capital, Inc. (“TCI”), the Portfolios’ distributor, (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interests of the Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio. The Board also serves as the Board of the Destination Portfolio. The Board, including all of the Independent Trustees, approved the Reorganization with respect to the Destination Portfolio. The Board determined that the Reorganization is in the best interests of the Destination Portfolio and that the interests of the Destination Portfolio’s shareholders will not be diluted as a result of the Reorganization.

While the Target Portfolio is actively managed and the Destination Portfolio is passively managed, TAM views the Portfolios as having compatible investment strategies, given that both are U.S large cap equity funds. In approving the Reorganization, the Board considered, among other things, (i) that both the Target Portfolio and the Destination Portfolio typically invest in the common stocks of large capitalization U.S. companies, but that the Target Portfolio and the Destination Portfolio have differing investment objectives and strategies, (ii) that the Target Portfolio has very low assets and lacks sufficient scale to be viable, (iii) the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale and would streamline the Transamerica product line, (iv) the management fee of the combined Destination Portfolio following the Reorganization is expected to be significantly lower than the Target Portfolio’s current management fee, and (v) the fact that the gross and net expense ratios of the Initial Class shares of the combined Destination Portfolio following the Reorganization are expected to be lower than the current gross and net expense ratios of the Initial Class shares of the Target Portfolio prior to the Reorganization. In addition, the Board considered that, subject to and upon closing of the Reorganization, contractual arrangements with TAM to waive fees and/or reimburse fund expenses of the combined Destination Portfolio would be extended through May 1, 2022, subject to certain exclusions. Portfolio expenses may be higher following the expiration of this expense limitation agreement. Please see “Reasons for the Proposed Reorganization” for additional information regarding the Board’s considerations.

How do the Target Portfolio and the Destination Portfolio compare?

There are similarities between the Portfolios, as well as certain differences, including:

•

ª Investment Manager, Sub-Advisers and Portfolio Managers. Each Portfolio is managed by TAM. Wellington Management Company LLP (“WMC”) serves as the sub-adviser to the Target Portfolio. Mammen Chally, CFA, Douglas McLane, CFA, and David Siegle, CFA, are portfolio managers responsible for the day-to-day management of the Target Portfolio. SSGA serves as the sub-adviser to the Destination Portfolio. Michael Feehily, CFA, Keith Richardson and Karl Schneider are portfolio managers responsible for the day-to-day management of the Destination Portfolio. The analytical tools, techniques and investment selection process used by SSGA in sub-advising the Destination Portfolio differ from those used by WMC in sub-advising the Target Portfolio.

•

ª Investment Objective. The Target Portfolio’s investment objective seeks long-term capital growth and the Destination Portfolio’s investment objective seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

•

ª Investment Strategy. Both Portfolios generally invest in common stocks of large capitalization U.S. companies. The Target Portfolio is actively managed and invests primarily in common stocks of growth-oriented companies. The Target Portfolio’s sub-adviser emphasizes stock specific risk, while minimizing other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment. The Target Portfolio utilizes a “bottom-up” stock selection approach that evaluates individual companies in the context of broader market factors. Investments may consist of 1) securities held in the Russell 1000® Growth and S&P 500® Growth Indices; 2) Equity securities within the market-cap range of the index with historical or projected growth rates greater than the Russell 1000® Index median; and 3) stocks that meet other growth criteria as determined by the sub-adviser.

The Destination Portfolio’s sub-adviser utilizes a “passive” or “indexing” investment approach that corresponds to the total return performance of the Index by employing a sampling and/or replication strategy. The goal is to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight, which may not be possible or practicable under certain circumstances. In those cases, the Destination Portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. The sub-adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Destination Portfolio’s sub-adviser might do so, for example, in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Destination Portfolio’s sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed.

The Target Portfolio may invest up to 20% of its assets in the securities of foreign issuers, and may invest to a lesser extent in derivatives, including futures, forwards, options and swaps. The Destination Portfolio may at times invest in derivatives securities.

•

Fundamental Investment Policies. The Target Portfolio and the Destination Portfolio have identical fundamental investment policies, except that the Destination Portfolio has a fundamental investment policy allowing the Destination Portfolio to concentrate in any industry in which the index that the Destination Portfolio tracks becomes concentrated to approximately the same degree during the same period while the Target Portfolio’s fundamental investment policy provides that it will not concentrate in any one industry.

•

Principal Risks. The Target Portfolio and the Destination Portfolio are subject to a number of common principal risks, including counterparty, credit, derivatives, equity securities, investments by affiliated portfolios, large capitalization companies, leveraging, liquidity, management and market. An investment in the Target Portfolio is also subject to active trading, currency, depositary receipts, foreign investments, growth stocks, small and medium capitalization companies and valuation risk. An investment in the Destination Portfolio is also subject to index fund, industry concentration and passive strategy/index risk.

•

Performance. The Target Portfolio has outperformed the Destination Portfolio over year-to-date 1-, 2- and 3- year periods as of May 31, 2020. The Target Portfolio has exhibited higher total risk as measured by standard deviation over those same periods. Standard deviation measures how much a fund’s return varies over an extended period of time. A higher standard deviation indicates a wider variation of past returns and thus greater historical volatility.

•

Management Fee. There will be no changes to the management fee schedule for the Destination Portfolio in connection with the Reorganization. The management fee of the combined Destination Portfolio is expected to be significantly lower than the current management fee of the Target Portfolio. Please see “The Portfolios’ Fees and Expenses” for the Destination Portfolio’s current management fee schedule.

•

Total Operating Expenses. The total expense ratio of Initial Class shares of the combined Destination Portfolio is expected to be significantly lower than the current total expense ratio of Initial Class shares of the Target Portfolio.

Following the Reorganization, contractual arrangements have been made with TAM, through May 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.14% for Initial Class shares of the combined Destination Portfolio, subject to certain exclusions. Portfolio expenses may be higher following the expiration of this expense limitation agreement.

Who Bears the Expenses Associated with the Reorganization?

It is anticipated that the total cost of preparing, printing and mailing this Proxy Statement/Prospectus and the solicitation costs (including the fees and expenses of AST Fund Solutions, the proxy solicitor), will be approximately $45,000 to $60,000. The costs of the Reorganization will be borne by TAM.

What are the Federal Income Tax Consequences of the Reorganization?

The Target Portfolio and the Destination Portfolio intend to take the position that the Reorganization will not qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), that the Reorganization will be a taxable transaction, and that the Target Portfolio will recognize gain or loss in connection with the transfer of its assets to the Destination Portfolio, which may require the Target Portfolio to make taxable distributions to its shareholders. In addition, the insurance company separate accounts that hold shares of the Target Portfolio are expected to take the position that they will recognize gain or loss on the exchange of their shares of the Target Portfolio for shares of the Destination Portfolio. Based on the tax profiles of the Target Portfolio’s Policyowners, however, the Target Portfolio’s Policyowners generally are not expected to suffer material adverse U.S. tax consequences as a result of the Reorganization. In particular, it is not anticipated that the Policyowners of the Policies funded by insurance company separate accounts invested in the Target Portfolio will recognize any income or gain as a result of the Reorganization. For more information, see “Tax Status of the Reorganization” in this Proxy Statement/Prospectus.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

What happens if the Reorganization is not approved?

If the required holder approval of the Target Portfolio is not obtained, the Special Meeting may be adjourned as more fully described in this Proxy Statement/Prospectus. If the Target Portfolio’s Reorganization is not approved, you will remain a holder of the Target Portfolio, and the Board of the Target Portfolio will consider what further action may be appropriate, which may include re-soliciting shareholders to approve the proposal.

Who is eligible to vote?

Shareholders of record of the Target Portfolio at the close of business on the Record Date are entitled to attend and vote at the Special Meeting of the Target Portfolio or any adjournment or postponement thereof. Shareholders of the Target Portfolio, regardless of the class of shares held, will vote together as a single class. Each whole share (or fractional share) of the Target Portfolio shall entitle the holder thereof to a number of votes equal to the net asset value of the share (or fractional share) in United States dollars determined as of the close of business on the Record Date. Shares represented by properly executed proxies, unless revoked before or at the Special

Meeting, will be voted according to holders’ instructions. If you sign a proxy but do not fill in a vote, your shares will not be voted to approve the Plan. If any other business comes before the Special Meeting, your shares will be voted at the discretion of the persons named as proxies.

How do I provide voting instructions?

You can provide voting instructions by telephone by calling the toll-free number on the enclosed proxy card or by computer by going to the internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you can vote your shares by signing and dating the enclosed proxy card, and mailing it in the enclosed postage-paid envelope.

You can also virtually attend the Special Meeting as described below. However, even if you intend to do so, we encourage you to provide voting instructions by one of the methods described above.

When and where will the Special Meeting be held?

The Special Meeting will be held as a virtual meeting on November 16, 2020, at 10 a.m. (Mountain Time). In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the officers of the Trust have determined that the Special Meeting will be held in a virtual meeting format only, via the internet, with no physical in-person meeting. The details on how to participate in the virtual Special Meeting are included in this Proxy Statement/Prospectus.

Who do I call if I have questions?

If you need more information or have any questions about the proposals, please call the Trust toll-free at 1-800-851-9777. If you have any questions about voting, please call the Portfolio’s proxy solicitor, AST Fund Solutions at 1-800-967-5071.

It is important that you vote promptly.

PROPOSAL I — APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

TRANSAMERICA WMC US GROWTH II VP

(the “Target Portfolio”)

TRANSAMERICA S&P 500 INDEX VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” later in this Proxy Statement/Prospectus, after the discussion of the Reorganization.

The proposed Reorganization is subject to approval by shareholders of the Target Portfolio.

In the Reorganization (assuming shareholder approval), the Destination Portfolio will issue a number of its Initial Class shares to the Target Portfolio having aggregate net asset values equal to the respective aggregate net asset values of the Target Portfolio’s Initial Class shares.

Both the Target Portfolio and the Destination Portfolio are managed by TAM. The Target Portfolio is sub-advised by WMC and the Destination Portfolio is sub-advised by SSGA. The Target Portfolio and the Destination Portfolio have similar principal investment strategies and policies, and related risks. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica WMC US Growth II VP

and Transamerica S&P 500 Index VP

	Target Portfolio Transamerica WMC US Growth II VP	Destination Portfolio Transamerica S&P 500 Index VP
Investment objective	Seeks long-term capital growth.	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
Principal investment strategies

The portfolio invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in domestic common stocks. The portfolio invests primarily in common stocks of growth-oriented companies. Portfolio construction emphasizes stock specific risk while minimizing other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.

The portfolio’s sub-adviser, WMC, employs a “bottom up” approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom-up” approach evaluates individual companies in the context of broader market factors.

The sub-adviser’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”)[1]. Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is normally rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre-determined dates as constituents change in size. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the

	Target Portfolio Transamerica WMC US Growth II VP	Destination Portfolio Transamerica S&P 500 Index VP

is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy.

The initial investment universe is comprised of:

• Securities held in the Russell 1000® Growth and S&P 500® Growth Indexes[1]

• Equity securities within the market-cap range of the index with historical or projected growth rates greater than the Russell 1000® Index median

• Stocks that meet other growth criteria as determined by the Team

Consistent with the portfolio’s objective and other policies, the portfolio may invest to a lesser extent in derivatives, including futures, forwards, options and swaps. The portfolio may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

same industry if the Index is also concentrated in such industry.

The portfolio’s sub-adviser, SSGA, does not sub-advise the portfolio according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or “indexing” investment approach, seeking to provide investment results that, before expenses, correspond generally to the total return performance of the Index by employing a sampling strategy.

The sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The sub-adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The sub-adviser might do so, for example, in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed.

[1] Standard & Poor’s does not sponsor the portfolio, nor is it affiliated in any way with the portfolio or the portfolio’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of McGraw-Hill, Inc. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the portfolio.

Investment manager	TAM
Sub-adviser	Wellington Management Company LLP	SSGA Funds Management, Inc.
Portfolio Managers	Mammen Chally, CFA, Lead Portfolio Manager since 2014 Douglas McLane, CFA, Portfolio Manager since 2017 David Siegle, CFA, Portfolio Manager since 2017	Michael Feehily, CFA, Portfolio Manager since 2017 Keith Richardson, Portfolio Manager since 2019 Karl Schneider, Portfolio Manager since 2017
The Portfolios’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolios.

	Target Portfolio Transamerica WMC US Growth II VP	Destination Portfolio Transamerica S&P 500 Index VP
Net assets (as of May 31, 2020)	$12.4 million	$262.9 million

Classes of Shares, Fees and Expenses

	Target Portfolio Transamerica WMC US Growth II VP	Destination Portfolio Transamerica S&P 500 Index VP
Initial Class sales charges and fees	Initial Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Portfolio), but TST does not intend to pay any distribution fees for Initial Class shares through May 1, 2021. TST reserves the right to pay such fees after that date.
Management fees	TAM receives compensation, calculated daily and paid monthly, from the Target Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.33%.	TAM currently receives compensation, calculated daily and paid monthly, from the Destination Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.08%.
	For the fiscal year ended December 31, 2019, the Target Portfolio paid management fees of 0.05% of the Portfolio’s average daily net assets.	For the fiscal year ended December 31, 2019, the Destination Portfolio paid management fees of 0.03% of the Portfolio’s average daily net assets.
Fee waiver and expense limitations	Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.30% for Initial Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or the expense cap in place at the time such amounts were waived.

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.14% for Initial Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or the expense cap in place at the time such amounts were waived.

Upon closing of the Reorganization, the above contractual arrangements would be extended through May 1, 2022. Portfolio expenses may be higher following the expiration of this expense limitation agreement.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

The Portfolios are subject to certain similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

The following is a description of certain key principal risks of investing in each Portfolio. Additional principal risks of the Portfolios are discussed later in this section.

•

Market - The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by the portfolio fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in the Portfolio’s prospectus will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

•

Equity Securities - Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. If the portfolio holds equity securities in a company that becomes insolvent, the portfolio’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the portfolio may lose its entire investment in the company.

•

Large Capitalization Companies - The portfolio’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the portfolio’s value may not rise as much as, or may fall more than, the value of portfolios that focus on companies with smaller market capitalizations.

•

Management - The value of your investment may go down if the investment manager’s judgments and decisions are incorrect or otherwise do not produce the desired results. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s investment style is out of favor or otherwise fails to produce the desired results. The portfolio’s investment strategies may not work as intended or otherwise fail to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Target Portfolio is subject to the following additional key principal risks:

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Lack of information and weaker legal systems and accounting standards also may affect the value of these securities. Foreign investments may have lower liquidity and be more difficult to value than investments in U.S. issuers.

•

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.

•

Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

The Destination Portfolio is subject to the following additional key principal risks:

•

Passive Strategy/Index – The portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the portfolio.

•

Index Fund – While the portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the portfolio’s return may not match the return of the expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the portfolio may not be fully invested at times, generally as a result of cash flows into or out of the portfolio or reserves of cash held by the portfolio to meet redemptions. The portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the portfolio’s return and that of the index.

•

Industry Concentration – The portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry subjects the portfolio to the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.

•

Derivatives – Derivatives involve special risks and costs and may result in losses to the portfolio. Using derivatives exposes the portfolio to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk and credit risk. Their usage can increase portfolio losses and reduce opportunities for gains when market prices or volatility, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The portfolio may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying assets or indices, and those differences may affect the amount, timing and character of income distributed to shareholders.

Each Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Counterparty – The portfolio will be subject to the risk that the counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles in which the portfolio invests will not fulfill their contractual obligations. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.

•

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty. The degree of credit risk of a security or financial contract depends upon, among other things, the financial condition of the issuer and the terms of the security or contract.

•

Investments by Affiliated Portfolios – A significant portion of the portfolio’s shares may be owned by other portfolios sponsored by Transamerica. Transactions by these portfolios may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.

•

Leveraging - The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations or meet segregation or coverage requirements.

The Target Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Active Trading – The portfolio may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs. During periods of market volatility, active trading may be more pronounced.

•

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency.

Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A portfolio may be unable or may choose not to hedge its foreign currency exposure.

•

Depositary Receipts - Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

•

Derivatives – Derivatives involve special risks and costs and may result in losses to the portfolio. Using derivatives exposes the portfolio to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk and credit risk. Their usage can increase portfolio losses and reduce opportunities for gains when market prices or volatility, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The portfolio may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying assets or indices, and those differences may affect the amount, timing and character of income distributed to shareholders.

The Destination Portfolio is subject to the following additional principal risk:

•

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. Unless otherwise noted, the fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2019. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of May 31, 2020. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Target Portfolio	Destination Portfolio	Combined Portfolio (Pro Forma)
	Initial Class	Initial Class	Initial Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.33%	0.08%	0.08%
Distribution and Service (12b–1) Fees(1)	0.00%	0.00%	0.00%
Other Expenses	0.25%	0.11%	0.05%
Total annual fund operating expenses	0.58%	0.19%	0.13%
Fee waiver and/or expense reimbursement	0.28%(2)	0.05%(3)	0.00%(4)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.30%	0.14%	0.13%

(1)

The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2021. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

(2)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.30% for Initial Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

(3)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2021 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.14% for Initial Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

(4)

Subject to and upon the closing of the Reorganization, contractual arrangements would be made with the portfolio’s investment manager, TAM, through May 1, 2022 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.14% for Initial Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements would not be terminable prior to May 1, 2022 without the Board of Trustees’ consent. TAM would be permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class would reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	you invest $10,000 in each Portfolio;

•	you reinvest all dividends and distributions without a sales charge;

•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of a Portfolio’s future performance); and

•	each Portfolio’s operating expenses remain the same except for year one (which considers the effect of the expense limitation).

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Only the 1 year dollar amounts shown below reflects TAM’s agreement to waive fees and/or reimburse portfolio expenses. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Target Portfolio	Destination Portfolio	Combined Portfolio (Pro Forma)
Initial Class
Year 1	$31	$14	$13
Year 3	$158	$56	$42
Year 5	$296	$102	$73
Year 10	$699	$238	$166

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios by showing you how the performance of each Portfolio’s share classes has varied from year to year since inception, and how the average annual total returns of each Portfolio’s share classes for different periods compare to the returns of a broad measure of market performance. Absent any applicable limitation of or cap on a Portfolio’s expenses, performance would have been lower. The performance calculations do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance would have been lower. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Following the Reorganization, the Destination Portfolio will be the surviving portfolio for accounting and performance purposes.

Updated performance information is available at no charge by calling the Portfolios’ toll-free number at 1-800-851-9777 or by visiting the Portfolios’ website at www.transamericaseriestrust.com/content/Performance.aspx.

Prior to April 9, 2010, the Target Portfolio was named Transamerica Equity II VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.

Prior to July 1, 2014, the Target Portfolio was named Transamerica WMC Diversified Growth II VP and used different investment strategies. The performance set forth for the period between April 9, 2010 and June 30, 2014 is attributable to those previous investment strategies.

Transamerica WMC US Growth II VP

Annual Total Returns (calendar years ended December 31) – Initial

	Quarter Ended	Return
Best Quarter:	03/31/2012	17.71%
Worst Quarter:	09/30/2011	-16.78%
Year-to-date return	09/30/2020	22.93%

Average Annual Total Returns (periods ended December 31, 2019)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	40.71%	15.32%	15.06%	12/30/2003
Russell 1000® Growth Index[1] (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

Transamerica S&P 500 Index VP

Annual Total Returns (calendar years ended December 31) – Initial Class

	Quarter Ended	Return
Best Quarter:	03/31/2019	13.59%
Worst Quarter:	09/30/2019	1.62%
Year-to-date return	09/30/2020	5.42%

Average Annual Total Returns (periods ended December 31, 2019)

	1 Year	Since Inception	Inception Date
Initial Class	31.22%	9.63%	01/12/2018
S&P 500® (reflects no deduction for fees, expenses or taxes)	31.49%	14.31%

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2019, the portfolio turnover rate was 23% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2019, the portfolio turnover rate was 1% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

At a meeting held on August 5-6, 2020, the Board of the Target Portfolio, including its Independent Trustees, unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors.

General Considerations

•

The Trustees considered that TAM believes that the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale, including the ability to effect larger portfolio transactions and spread fixed costs over a larger asset base.

•

The Trustees considered that the Target Portfolio’s assets have been declining and that TAM believes the Target Portfolio has minimal prospects for future growth. The Trustees noted that TAM believes the Destination Portfolio has better prospects for growth, which could benefit Target Portfolio shareholders.

•

The Trustees considered that TAM believes that the Reorganization would streamline TST’s product line, strengthening TAM’s ability to pursue investment and marketing opportunities that may benefit the Destination Portfolio.

Fees and Expenses

•

The Trustees considered the information that was provided to them in advance of the Board meeting regarding the fees and expenses of the Portfolios involved in the Reorganization, as well as the estimated fees and expenses of the Destination Portfolio following the Reorganization.

•

The Trustees considered that the management fee of the Destination Portfolio is expected to be lower than that of the Target Portfolio and that the total expenses of each share class of the Destination Portfolio are expected to be lower than that of the corresponding share class of the Target Portfolio.

•	The Trustees also considered that the total expenses of each share class of the Destination Portfolio are expected to be lower following the Reorganization.

•

The Trustees considered that TAM has contractually undertaken through May 1, 2021 to waive fees and/or reimburse expenses on behalf of each Portfolio to the extent that its total expenses exceed certain operating levels, and that, in connection with the Reorganization, the expenses caps on the combined Destination Portfolio would be extended through May 1, 2022.

•	The Trustees considered that the costs of the Reorganization would be borne by TAM based on the expected benefits to TAM.

Investment Performance

•

The Trustees considered the relative investment performance of the Portfolios. The Trustees noted that the Portfolios have different sub-advisers, and that the Target Portfolio has generated better absolute and risk-adjusted returns than the Destination Portfolio for the past 1-, 2-, 3-year periods ended May 31, 2020. The Trustees considered, however, that the Target Portfolio is only available through a legacy annuity product that is no longer being sold, and thus has minimal prospects for future growth. As a result, the Target Portfolio is experiencing rising costs, and the small and declining asset base is making the strategy more difficult for the sub-adviser to manage effectively.

•

The Trustees noted that because the Destination Portfolio uses a passive or indexing approach, the investment performance of the Destination Portfolio closely resembles that of its benchmark index. The Trustees also noted that as the Target Portfolio’s assets decline, TAM believes it will become more difficult for the Target Portfolio’s sub-adviser to effectively manage its investment strategy.

Tax Consequences

•

The Trustees considered that the Target Portfolio intends to take the position that the Reorganization is not a “reorganization” within the meaning of Section 368(a) of the Code for U.S. federal income tax purposes and that the Reorganization may cause the Target Portfolio’s shareholders to recognize gain or loss in connection with the transfer of the Target Portfolio’s assets to the Destination Portfolio. The Trustees also considered that the insurance company separate accounts that are shareholders of the Target Portfolio are expected to take the position that they will recognize gain or loss on the exchange of their shares of the Target Portfolio for shares of the Destination Portfolio.

•

The Trustees considered that TAM believes the tax consequences of the Reorganization are generally not expected to be materially adverse to the Target Portfolio’s shareholders and that TAM does not expect that the holders of annuity and insurance contracts funded by insurance company separate accounts invested in the Target Portfolio will recognize any income or gain as a result of the Reorganization.

Investment Program

•

The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. The Trustees noted that while the Target Portfolio is actively managed and the Destination Portfolio is passively managed, TAM views the Portfolios as having compatible investment strategies, given that both are U.S. large cap equity funds.

•

The Trustees considered that TAM is the adviser to both Portfolios. The Trustees also considered that WMC is the sub-adviser to the Target Portfolio and SSGA is the sub-adviser to the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•

The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures and that the Reorganization would be consummated at NAV.

•	The Trustees considered that WMC has indicated that the Target Portfolio has no illiquid or restricted securities that could present valuation or other difficulties.

•	The Trustees considered that the Reorganization is subject to shareholder approval.

Capitalization

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of September 30, 2020 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between September 30, 2020 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Target Portfolio*	Destination Portfolio	Pro Forma Adjustments			Combined Portfolio
Net Assets by Class
Initial Class	$14,083,858	$16,523,338	$—	(a	)	$30,607,196
Service Class	$—	$299,075,778	$—	(a	)	$299,075,778

Shares Outstanding
Initial Class	1,356,532	1,129,821	(393,204)	(b	)	2,093,149
Service Class	—	20,535,074	—	(b	)	20,535,074

Net asset value per share
Initial Class	$10.38	$14.62	$(10.38)	(c	)	$14.62
Service Class	$—	$14.56	$—	(c	)	$14.56

*The	Target Portfolio has registered but does not currently offer Service Class Shares.
(a)	To adjust the Pro Forma Portfolio for costs associated with the Reorganization.
(b)	To adjust Shares Outstanding of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.
(c)	To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

The Board’s Evaluation and Recommendation

For the reasons described above, the Board of the Target Portfolio, including all of the Independent Trustees, after careful consideration, has approved the Reorganization with respect to the Target Portfolio. In particular, the Trustees have determined that the Reorganization is in the best interest of the Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio. The Board made this determination based on various factors discussed above.

Similarly, the Board of the Destination Portfolio, including all of its Independent Trustees, has approved the Reorganization with respect to the Destination Portfolio. The Board has determined that the Reorganization is in the best interest of the Destination Portfolio and that the interests of the Destination Portfolio’s shareholders will not be diluted as a result of the Reorganization.

THE BOARD OF THE TARGET PORTFOLIO RECOMMENDS THAT YOU

VOTE “FOR” PROPOSAL 1 TO APPROVE THE PLAN.

QUORUM, VOTE REQUIRED AND MANNER OF VOTING PROXIES

Quorum

A quorum of holders of the Target Portfolio is required to take action at the Target Portfolio’s Special Meeting. For the purposes of taking action on a proposal, holders entitled to vote and present in person or by proxy representing at least thirty percent (30%) of the voting power of the Target Portfolio shall constitute a quorum at the Special Meeting. A quorum is likely to be established due to the proportional voting by the Insurance Companies described below.

Votes cast at the Special Meeting will be tabulated by the inspectors of election appointed for the Special Meeting. The inspectors of election will determine whether or not a quorum is present at the Special Meeting. The inspectors of election will treat abstentions as present for purposes of determining a quorum.

In the absence of a quorum, the Special Meeting may be adjourned by the motion of the person presiding at the Special Meeting. If a quorum is present but sufficient votes to approve a proposal are not received, the Special Meeting may be adjourned by the affirmative vote of a majority of the shares present in person or represented by proxy at the Special Meeting. The persons named as proxies may, at their discretion, vote those proxies in favor of an adjournment of the Special Meeting. A vote may be taken on any proposal prior to any such adjournment if sufficient votes have been received.

Vote Required

With respect to the Target Portfolio, approval of the Reorganization proposal requires, if a quorum is present at the Special Meeting, the vote of “a majority of the outstanding voting securities” of the Target Portfolio within the meaning of the 1940 Act, which is defined as the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Portfolio are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Target Portfolio.

The following table shows how Target Portfolio shares will be treated for the purposes of quorum and voting requirements.

Shares	Quorum	Voting

In General	All shares “present” in person or by proxy are counted toward a quorum.	Shares “present” in person will be voted in person at the meeting. Shares present by proxy will be voted in accordance with instructions.

Signed Proxy with No-Voting Instruction (other than Broker Non-Vote)	Considered “present” at meeting for purposes of quorum.	Voted “for” the proposal.

Vote to Abstain	Considered “present” at meeting for purposes of quorum.	Abstentions do not count as a vote “for” the proposal and have the same effect as a vote “against” the proposal.

A signed proxy card or other authorization by a Policyowner that does not specify how the Policyowner’s interest in shares of the Target Portfolio should be voted on a proposal will be deemed an instruction to vote such interest in favor of the applicable proposal.

Manner of Voting

As discussed above, the separate accounts of the Insurance Companies are the only shareholders of the Target Portfolio.

The Insurance Companies will vote shares held by the relevant separate accounts in a manner consistent with voting instructions timely received from the Policyowners of the Policies used to fund the accounts. The Insurance Companies will use proportional voting to vote shares held by separate accounts for which no timely instructions are received from the Policyowners of the Policies. The Insurance Companies do not require that a specified number of Policyowners of the Policies submit voting instructions before the Insurance Companies will vote the shares of the Target Portfolio held by its separate accounts at the Special Meeting. As a result, a small number of Policyowners of the Policies could determine how the Insurance Companies vote, if other Policyowners fail to vote. Other participating insurance companies may follow similar voting procedures. In addition, TAM, the Insurance Companies and their affiliates will use proportional voting to vote any shares held by TAM, the Insurance Companies or their affiliates for their own account.

You are being asked to provide voting instructions at the Special Meeting because you are a Policyowner and held interests in the Target Portfolio through your Policy as of the close of business on the Record Date.

Each shareholder of record of the Target Portfolio as of the close of business on the Record Date is entitled to one vote for each dollar of net asset value of the Target Portfolio represented by the shareholder’s shares of the Target Portfolio (with proportional fractional votes for fractional shares).

Target Portfolio shareholders may continue to vote, and votes will be included in the tabulation, up until the date and time of the Special Meeting on November 16, 2020 at 10:00 a.m., Mountain Time.

Please sign, date and return the proxy card included with this Proxy Statement/Prospectus. You may also provide voting instructions by telephone or over the Internet. If you vote by telephone or over the Internet, you will be asked to enter a unique code that has been assigned to you, which is printed on your proxy card. This code is designed to confirm your identity, provide access to the voting sites and confirm that your voting instructions are properly recorded.

All properly executed proxies received prior to the Special Meeting will be voted at the Special Meeting. On the matters coming before the Special Meeting as to which a shareholder has specified a choice on that shareholder’s proxy, the shareholder’s shares will be voted accordingly. If a proxy is properly executed and returned and no choice is specified with respect to the proposal, the shares will be voted “FOR” the proposal. The duly appointed proxies may, in their discretion, vote upon such other matters as may properly come before the Special Meeting.

Shareholders who execute proxies or provide voting instructions by telephone or the Internet may revoke them with respect to any or all proposals at any time before a vote is taken on a proposal. Please consult your participating insurance company regarding your ability to revoke voting instructions after such instructions have been provided.

Additional Information

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections below.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of December 31, 2019, the Portfolios had no unused capital loss carryforwards.

As of the Closing Date, each Portfolio may have net realized capital gains or losses and may also have net unrealized gains or losses.

It is anticipated that the Target Portfolio and the Destination Portfolio will take the position that the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code. As a result, it is not expected that the combined Portfolio will succeed to, or be unable to utilize, any unused capital loss carryforwards of the Target Portfolio, including any net capital losses incurred for Target Portfolio’s taxable year that ends on the Closing Date.

Under certain circumstances, the Reorganization may result in limitations on the Destination Portfolio’s ability, in the post-Reorganization period, to use a portion of any carryforward generated in its tax year that includes the Reorganization, and potentially on the Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Destination Portfolio and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (the “IRS”).

As a result of the Reorganization, losses and loss carryforwards of the Destination Portfolio may benefit the shareholders of the combined Portfolio, rather than only the shareholders of the Destination Portfolio. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Destination Portfolio (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business on December 1, 2020, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Portfolio to use losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

Portfolio Securities

If the Reorganization is effected, TAM will analyze and evaluate the portfolio securities of the Target Portfolio being transferred to the Destination Portfolio. Consistent with the Destination Portfolio’s investment objective and investment strategies and policies, any restrictions imposed by the Code and in the best interests of the Destination Portfolio’s shareholders (including former shareholders of the Target Portfolio), TAM will influence the extent and duration to which the portfolio securities of the Target Portfolio will be maintained by the Destination Portfolio. Because the Destination Portfolio tracks an index, a majority of the portfolio securities of the Target Portfolio may be sold following the Reorganization in order to maintain the Destination Portfolio’s holdings in line with index weightings. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by the combined Destination Portfolio may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Portfolio’s other gains and losses, and the combined Destination Portfolio’s ability to use any available tax loss carryforwards. The disposition of portfolio securities by the combined Destination Portfolio is expected to result in brokerage costs of approximately $1,000 assuming approximately 63% of the Target Portfolio is repositioned. The shareholders of the combined Destination Portfolio would bear the associated costs with the repositioning.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

•	The Reorganization is scheduled to occur as of the close of business on December 1, 2020, but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•

On the Closing Date of the Reorganization, the Target Portfolio will transfer all of its property and assets to the Destination Portfolio. In exchange, the Destination Portfolio will assume all of the liabilities of the Target Portfolio and issue shares, as described below.

•

The Destination Portfolio will issue a number of its Initial Class shares to the Target Portfolio having aggregate net asset values equal to the respective aggregate net asset values of the Target Portfolio’s Initial Class shares.

•

Initial Class shares of the Destination Portfolio will then be distributed on the Closing Date to the Target Portfolio’s shareholders in proportion to the relative net asset value of their holdings of Initial Class shares of the Target Portfolio in complete liquidation of the Target Portfolio. Therefore, on the Closing Date, upon completion of the Reorganization, each Target Portfolio shareholder will hold Initial Class shares of the Destination Portfolio, having the same aggregate net asset value as the Target Portfolio shares held by that shareholder immediately prior to the Reorganization. The net asset value attributable to the Initial Class shares of the Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures, and the net asset value attributable to the Initial Class shares of the Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The assets of the Target Portfolio and Destination Portfolio are valued using the same valuation policies and procedures.

•	The Target Portfolio will be terminated after the Closing Date.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Portfolio will be subject to the fees and expenses of the Destination Portfolio.

•	Following the Reorganization, TAM will continue to act as investment manager to the Destination Portfolio and SSGA will continue to serve as sub–adviser to the Destination Portfolio.

•

The Target Portfolio and the Destination Portfolio intend to take the position that the Reorganization will not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, that the Reorganization will be a taxable transaction, and that the Target Portfolio will recognize gain or loss in connection with the transfer of its assets to the Destination Portfolio, which may require the Target Portfolio to make taxable distributions to its shareholders. In addition, the insurance company separate accounts that hold shares of the Target Portfolio are expected to take the position that they will recognize gain or loss on the exchange of their shares of the Target Portfolio for shares of the Destination Portfolio. Based on the tax profiles of the Target Portfolio’s investors, however, the Target Portfolio’s investors generally are not expected to suffer material adverse U.S. tax consequences as a result of the Reorganization. In particular, it is not anticipated that the Policyowners of the Policies funded by insurance company separate accounts invested in the Target Portfolio will recognize any income or gain as a result of the Reorganization.

Agreement and Plan of Reorganization

The Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Proxy Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In the Reorganization, the Destination Portfolio will deliver to the Target Portfolio a number of full and fractional Destination Portfolio shares of each class with an aggregate net asset value equal to the net asset value of the Target Portfolio attributable to the corresponding class of the Target Portfolio’s shares. The net asset value per share of each class of the Destination Portfolio shall be computed using the Destination Portfolio’s valuation procedures and the net asset value per share of each class of the Target Portfolio shall be computed using the Target Portfolio’s valuation policies and procedures. The number of full and fractional Destination Portfolio shares shall be determined, with respect to each class, by dividing the value of the Target Portfolio’s net assets with respect to that class of the Target Portfolio’s shares by the net asset value of one share of the corresponding class of the Destination Portfolio’s shares (see Section 1.1 of the form of Plan attached as Exhibit A).

Conditions to Closing the Reorganization. The obligation of each Portfolio to consummate a Reorganization is subject to the satisfaction of certain conditions, including the Portfolio’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the Target Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the form of Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the Target Portfolio or Destination Portfolio, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the form of Plan attached as Exhibit A).

Expenses of the Reorganization. It is anticipated that the total cost of the Reorganization will range from approximately $45,000 to $60,000. The expenses incurred in connection with the Reorganization will be borne by TAM, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent a Portfolio from being treated as a “regulated investment company” under the Code (see Section 10.2 of the form of Plan attached as Exhibit A).

TAX STATUS OF THE REORGANIZATION

The Target Portfolio and the Destination Portfolio intend to take the position that the Reorganization will not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, that the Reorganization will be treated as a taxable transaction, and that the Target Portfolio will recognize gain or loss in connection with the transfer of its assets to the Destination Portfolio, which may require the Target Portfolio to make taxable distributions to its shareholders. In addition, the insurance company separate accounts that hold shares of the Target Portfolio are expected to take the position that they will recognize gain or loss on the exchange of their shares of the Target Portfolio for shares of the Destination Portfolio. Based on the tax profiles of the Target Portfolio’s Policyowners, however, the Target Portfolio’s Policyowners generally are not expected to suffer material adverse U.S. tax consequences as a result of the Reorganization. In particular, it is not anticipated that the Policyowners of the Policies funded by insurance company separate accounts invested in the Target Portfolio will recognize any income or gain as a result of the Reorganization.

Assuming the Reorganization is a taxable transaction, (1) the tax basis in the hands of the Destination Portfolio of each asset of the Target Portfolio transferred in the Reorganization will be the fair market value of such asset at the time the Reorganization is consummated (the “Effective Time”), (2) the holding period in the hands of the Destination Portfolio of each asset of the Target Portfolio transferred in the Reorganization will not include the period during which the Target Portfolio held such asset, (3) the aggregate tax basis of the Destination Portfolio shares received by each shareholder of the Target Portfolio in the Reorganization will be the fair market value of such shares at the Effective Time and (4) each Target Portfolio shareholder’s holding period for its Destination Portfolio shares received in the Reorganization will not include the period during which the shareholder held its Target Portfolio shares.

No tax ruling has been or will be received from the IRS in connection with the Reorganization, nor has either Portfolio obtained an opinion of counsel in connection with the Reorganization. No assurance can be given that the IRS would not assert, or a court would not sustain, positions contrary to those discussed herein. In particular, it is possible that the IRS might assert that the Reorganization constitutes a “reorganization” within the meaning of the Code, in which case the Portfolios and shareholders could incur expenses in connection with audits or adjustments made by the IRS.

Prior to the Reorganization, the Target Portfolio will declare and pay a dividend, which, together with all previous dividends for the taxable year, is intended to have the effect of distributing to the Target Portfolio shareholders all of the Target Portfolio’s net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for its current taxable year (assuming for this purpose that its taxable year will end on the date of its liquidation). The amount of such distribution to the shareholders of the Target Portfolio is estimated as of June 30, 2020, to be as set forth in the table below. Any amount actually distributed to the Target Portfolio’s shareholders immediately prior to the Reorganization may be significantly higher or lower than the estimated amount set forth in the table below. Any distribution paid by the Target Portfolio from January 1, 2020 through the Closing Date of the Reorganization will be distributed within two business days prior to the Closing Date of the Reorganization. Any such distribution generally will be taxable to the Target Portfolio shareholders, but as long as the Policies funded by the Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distribution will not be currently taxable to the Policyowners and the Reorganization should not otherwise result in any tax liability to the Policyowners.

Portfolio	Distribution Amount (per Share)
Transamerica WMC US Growth II VP	$4.40

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non-income tax consequences of the Reorganization. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE PORTFOLIOS

Each Portfolio has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Portfolio. The following table lists the fundamental policies for the Target Portfolio and the Destination Portfolio. The Target Portfolio and Destination Portfolio have the same fundamental investment policies, with the exception of their fundamental investment policies regarding concentration of investments as set forth in the table below. For a more complete discussion of each Portfolio’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Portfolios’ statement of additional information.

	Target Portfolio	Destination Portfolio
Borrowing	The portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Underwriting Securities	The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	The portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	The portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

Real Estate	The portfolio may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	The portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	The portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; provided that the portfolio reserves the right to concentrate in any industry in which the index that the portfolio tracks becomes concentrated to approximately the same degree during the same period.

Non-Fundamental Policies

The Target Portfolio and the Destination Portfolio have adopted the following non-fundamental policies, which may be changed by the Board of TST without shareholder approval.

1.	Illiquid investments

No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

2.	Purchasing securities on margin

No Portfolio may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

3.	Underlying funds in funds-of-funds investment limitation

No Portfolio may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a Portfolio from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.

BUYING AND SELLING OF PORTFOLIO SHARES

The following describes how shareholders may buy and sell shares of the Portfolios and how each Portfolio determines its net asset value.

Purchase and Redemption of Shares

Shares of the Portfolios are intended to be sold to separate accounts of insurance companies, including certain separate accounts of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a Portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a Portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, which might force the Portfolio to sell securities at disadvantageous prices.

Shares are purchased and redeemed at their net asset value per share (“NAV”) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

Payment for shares redeemed is normally made within two business days after receipt of a notice of redemption in good order, except that payments of redemptions may be postponed beyond seven days under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.

Under normal circumstances, the Portfolios expect to meet redemption requests by using cash or cash equivalents and/or selling a Portfolio’s securities to generate cash. The Portfolios also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Shares will normally be redeemed for cash, although each Portfolio retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Portfolio pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The Portfolios may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the Portfolios’ SAI for more details.

Net Asset Value

The NAV of each Portfolio (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each portfolio will calculate a NAV for each class of shares as of the scheduled closing time.

The NAV of each Portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the Portfolio (or class) that are then outstanding.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded.

ADDITIONAL INFORMATION ABOUT THE DESTINATION PORTFOLIO

Investment Manager

TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for the Destination Portfolio. TAM provides continuous and regular investment management services to the portfolios. For each of the portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with the Destination Portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the Destination Portfolio and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to the Destination Portfolio. More information on the investment management services rendered by TAM is included in the Destination Portfolio’s SAI. TAM is paid investment management fees for its service as investment manager to the Destination Portfolio. These fees are calculated on the average daily net assets of the Destination Portfolio, and are paid at the rates previously shown in this Proxy Statement/Prospectus.

TAM has been a registered investment adviser since 1996. As of December 31, 2019, TAM has approximately $80.5 billion in total assets under management.

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM acts as a manager of managers for the portfolios pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable portfolio’s shareholders, to:

(1)

employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the Order, each Portfolio has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

A discussion regarding the basis of the Board’s most recent approval of the Destination Portfolio’s investment management agreement with TAM is available in the Destination Portfolio’s semi-annual report for the six-month period ended June 30, 2020.

Legal Proceedings

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the portfolios, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the portfolios.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

Sub-Adviser

SSGA, the sub-adviser to the Destination Portfolio, has been a registered investment adviser since 2001. As of December 31, 2019, SSGA had approximately $586.30 billion in total assets under management.

A discussion regarding the basis of the Board’s most recent approval of the sub-advisory arrangement with SSGA is available in the Destination Portfolio’s semi-annual report for the six-month period ended June 30, 2020.

Disclosure of Portfolio Holdings

A detailed description of the Destination Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Destination Portfolio’s SAI and available on the TST website at www.transamericaseriestrust.com.

Pricing of Shares

How Share Price Is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption request by the portfolios’ distributor (or other agent).

When Share Price Is Determined

The NAV of each portfolio (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each portfolio will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the portfolios do not price their shares (therefore, the value of a portfolio’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios’ Pricing and Valuation procedures for such securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

How NAV Is Calculated

The NAV of each portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the portfolio (or class) that are then outstanding.

The Board has approved procedures to be used to value the portfolios’ securities for purposes of determining the portfolios’ NAV. The valuation of the securities of the portfolios is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the portfolios to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed–income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.

Distributor

Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202, underwrites and distributes all classes of portfolio shares and bears the expenses of offering these shares to the public. TCI is an affiliate of the investment manager and the portfolios.

Payments to Broker–Dealers and Other Financial Intermediaries

The portfolios are generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Each portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliate) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution Plan

Each portfolio has adopted a Rule 12b-1 Plan under the 1940 Act (the “Plan”) for each class of shares.

The Plan permits the use of portfolio assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCI, broker-dealers, financial intermediaries and other professionals who sell portfolio shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.

Under the Plan, each portfolio pays the following distribution and service fees (as a percentage of the portfolio’s average daily net assets):

•	Initial Class – Up to 0.15%

As of the date of this Proxy Statement/Prospectus, the portfolios have not been charged and have not paid any 12b-1 fees with respect to Initial Class shares, and will not be charged any 12b-1 fees on Initial Class shares through May 1, 2021. You will receive written notice prior to the charging and payment of any fees under the Plan relating to Initial Class shares.

Because these fees are paid out of each portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Distribution and Service Arrangements

The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (together, the “Transamerica Insurance Companies”), are affiliated with TAM.

TCI, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM’s business profits (from managing the portfolios) may directly benefit Transamerica Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

TAM, the Transamerica Insurance Companies, TCI, and/or portfolio sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios’ shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.

Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

From time to time, TCI, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.

Certain portfolios are funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit TAM to make increased revenue sharing payments, including to TCI, Transamerica Insurance Companies and/or their affiliates. The affiliates of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCI and its affiliates for the provision of services to investors and distribution activities.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Portfolios’ prospectus and the SAI. An investor should ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCI and their affiliates and portfolio sub-advisers to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

Distributions and Taxes

Each Portfolio intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. The Destination Portfolio generally pays any distributions of net capital gains annually. Each Portfolio generally pays any dividends from net investment income annually.

Taxes on Distributions in General

Each Portfolio has qualified and expects to continue to qualify each year for treatment as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio generally will not be subject to federal income tax on the taxable income that it distributes. Taxable income consists generally of net investment income and any net capital gains. It is each Portfolio’s intention to distribute all such income and gain.

Shares of each Portfolio are offered only to the separate accounts of the Insurance Companies. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under Section 817(h) of the Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a Portfolio qualifies as a regulated investment company and is owned only by separate accounts and certain other qualified investors, the separate accounts invested in that Portfolio will be allowed to look through to the Portfolio’s investments in order to satisfy the separate account diversification requirements. Each Portfolio intends to comply with those diversification requirements. If a Portfolio fails to meet the diversification requirements under Section 817(h) of the Code, fails to qualify as a regulated investment company or fails to limit sales of its shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in the Portfolio could become currently taxable to the Policyowners, and income for prior periods with respect to the Policies could also be taxable in the year in which that failure occurs.

Other Tax Information

This tax discussion is for general information only. More information is provided in the Portfolios’ SAI. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in any Portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see “Federal Income Tax Considerations” included in the respective prospectuses for the policies and contracts.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of the portfolio. The portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive trading.

The portfolios rely on the insurance companies that offer shares of the portfolio as investment option for variable contracts to monitor market timing and disruptive trading by their customers. Each portfolio seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolio’s policies on market timing or disruptive trading as disclosed in the Portfolios’ prospectus. Each portfolio also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a “contract owner”) or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). Each portfolio applies these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.

While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading. The portfolios’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short–term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the portfolio and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

Additional Information

The portfolios’ prospectuses and SAI provide information concerning the portfolios that you should consider in determining whether to purchase shares of a portfolio. A portfolio may make changes to the information from time to time. Each portfolio’s investment objective may be changed by the Board without shareholder approval. Each portfolio’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in the portfolios’ prospectus or SAI.

A portfolio that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Neither the portfolios’ prospectuses nor SAI is intended to give rise to any contract rights or other rights of any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The portfolios enter into contractual arrangements with various parties, including the portfolios’ investment manager, who provides services to the portfolios. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements.

To the extent authorized by law, the portfolios reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your sales person or visit your financial intermediary’s website.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand a portfolio’s performance for the past five years (or since its inception if less than five years). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the portfolio for the period shown, assuming reinvestment of all dividends and distributions. Except for the financial highlights for the six months ended June 30, 2020, this information has been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, whose report, along with the portfolios’ financial statements, are included in the December 31, 2019 Annual Report to Shareholders, which is available to you upon request.

Information is not shown for Service Class shares of Transamerica WMC US Growth II VP as Service Class shares of the portfolio had not commenced operations as of June 30, 2020.

The Financial Highlights for the six-month period ended June 30, 2020 are unaudited.

Transamerica WMC US Growth II VP

For a share outstanding during the years indicated:	Initial Class
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015
Net asset value, beginning of year	$9.16		$7.47	$8.54	$6.91	$6.93		$8.80

Investment operations:
Net investment income (loss)(A)	0.02		0.05	0.05	0.07	0.08	(B)	0.08
Net realized and unrealized gain (loss)	0.79		2.82	0.21	1.95	0.17		0.43

Total investment operations	0.81		2.87	0.26	2.02	0.25		0.51

Dividends and/or distributions to shareholders:
Net investment income	–		(0.04)	(0.10)	(0.09)	(0.07)		(0.09)
Net realized gains	–		(1.14)	(1.23)	(0.30)	(0.20)		(2.29)

Total dividends and/or distributions to shareholders	–		(1.18)	(1.33)	(0.39)	(0.27)		(2.38)

Net asset value, end of year	$9.97		$9.16	$7.47	$8.54	$6.91		$6.93

Total return	8.84	%(C)	40.71%	0.84%	29.73%	3.47%		7.11%

Ratio and supplemental data:
Net assets end of year (000’s)	$12,963		$13,100	$9,991	$12,365	$12,113		$12,871
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.58%	0.55%	0.55%	0.52%		0.51%
Including waiver and/or reimbursement and recapture	0.30	%(D)	0.30%	0.30%	0.30%	0.17	%(B)	0.30%
Net investment income (loss) to average net assets	0.51	%(D)	0.53%	0.54%	0.89%	1.10	%(B)	0.93%
Portfolio turnover rate	12	%(C)	23%	24%	32%	40%		40%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was 0.01 to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Not annualized.
(D)	Annualized.

Transamerica S&P 500 Index VP

For a share outstanding during the period and year indicated:	Initial Class
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018(A)
Net asset value, beginning of period/year	$14.02		$10.74	$11.80

Investment operations:
Net investment income (loss)(B)	0.12		0.23	0.21
Net realized and unrealized gain (loss)	(0.56)		3.12	(1.22)

Total investment operations	(0.44)		3.35	(1.01)

Dividends and/or distributions to shareholders:
Net investment income	–		(0.07)	(0.03)
Net realized gains	–		–	(0.02)

Total dividends and/or distributions to shareholders	–		(0.07)	(0.05)

Net asset value, end of period/year	$13.58		$14.02	$10.74

Total return	(3.14	)%(C)	31.22%	(8.66	)%(C)

Ratio and supplemental data:

Net assets end of period/year (000’s)	$14,935		$11,818	$3,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.18	%(D)	0.19%	0.40	%(D)
Including waiver and/or reimbursement and recapture	0.14	%(D)	0.14%	0.14	%(D)
Net investment income (loss) to average net assets	1.88	%(D)	1.81%	1.88	%(D)
Portfolio turnover rate	3	%(C)	1%	1%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Transamerica S&P 500 Index VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2020 (unaudited)		December 31, 2019	December 31, 2018	December 31, 2017(A)
Net asset value, beginning of period/year	$13.97		$10.72	$11.32	$10.00

Investment operations:
Net investment income (loss)(B)	0.11		0.20	0.18	0.11
Net realized and unrealized gain (loss)	(0.56)		3.11	(0.74)	1.21

Total investment operations	(0.45)		3.31	(0.56)	1.32

Dividends and/or distributions to shareholders:
Net investment income	–		(0.06)	(0.02)	–
Net realized gains	–		–	(0.02)	–

Total dividends and/or distributions to shareholders	–		(0.06)	(0.04)	–

Net asset value, end of period/year	$13.52		$13.97	$10.72	$11.32

Total return	(3.22	)%(C)	30.90%	(4.99)%	13.20	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$258,204		$213,010	$53,694	$20,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(D)	0.44%	0.65%	1.03	%(D)
Including waiver and/or reimbursement and recapture	0.39	%(D)	0.39%	0.39%	0.39	%(D)
Net investment income (loss) to average net assets	1.63	%(D)	1.56%	1.57%	1.49	%(D)
Portfolio turnover rate	3	%(C)	1%	1%	4	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

OWNERSHIP OF SHARES OF THE PORTFOLIOS

To the knowledge of the Target Portfolio, as of October 2, 2020, the Trustees and officers of the Target Portfolio owned in the aggregate less than 1% of the outstanding shares of the Target Portfolio. To the knowledge of the Destination Portfolio, as of October 2, 2020, the Trustees and officers of the Destination Portfolio owned in the aggregate less than 1% of the outstanding shares of the Destination Portfolio.

To the knowledge of the Target Portfolio, as of October 2, 2020, the following persons owned beneficially or of record 5% or more of the outstanding shares of the indicated class of the Target Portfolio.

Name & Address	Portfolio Name	Class	Shares	Percent of Class Owned	Type of Ownership
TCM Division Transamerica Life Insurance Company Separate Account Fund B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth II VP	Initial	1,356,531.794	100.00%	Beneficial

Any shareholder who holds beneficially more than 25% of the Target Portfolio may be deemed to control the Target Portfolio until such time as the shareholder holds beneficially 25% or less of the outstanding common shares of the Target Portfolio. Any shareholder controlling the Target Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Target Portfolio without the consent or approval of other shareholders.

To the knowledge of the Target Portfolio, as of October 2, 2020, no shareholder owned beneficially more than 25% of the outstanding shares of the Target Portfolio, except as noted above.

To the knowledge of the Destination Portfolio, as of October 2, 2020, the following persons owned beneficially or of record 5% or more of the outstanding shares of the indicated class of the Destination Portfolio.

Name & Address	Portfolio Name	Class	Shares	Percent of Class Owned	Type of Ownership
Transamerica 60/40 Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica S&P 500 Index VP	Initial	1,129,820.993	100.00%	Beneficial
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	Service	17,120,195.907	83.37%	Beneficial
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	Service	3,414,877.612	16.63%	Beneficial

Any shareholder who holds beneficially more than 25% of the Destination Portfolio may be deemed to control the Destination Portfolio until such time as the shareholder holds beneficially 25% or less of the outstanding common shares of the Destination Portfolio. Any shareholder controlling the Destination Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Destination Portfolio without the consent or approval of other shareholders.

To the knowledge of the Destination Portfolio, as of October 2, 2020, no shareholder owned beneficially more than 25% of the Destination Portfolio, except as noted above.

Note: Information regarding the parent companies of the control persons listed above is provided in Exhibit B hereto.

FINANCIAL STATEMENT EXPERTS

The financial statements and financial highlights of each Portfolio for the past five fiscal years (or since its inception if less than five years) and any semi-annual period, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. Except for the financial statements and financial highlights for the six months ended June 30, 2020, the financial statements and financial highlights of the Target Portfolio and the Destination Portfolio for the fiscal year ended December 31, 2019 have been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, as set forth in their report thereon incorporated by reference into this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Portfolio from your investment firm or by writing to your Portfolio at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-800-851-9777.

Each Portfolio’s statement of additional information and shareholder reports are available free of charge on the Portfolios’ website at http://www.transamericaseriestrust.com/individual/products/mutual-funds.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Portfolio’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

You can also review a copy of each Portfolio’s shareholder reports, prospectus and statement of additional information on the Securities and Exchange Commission’s EDGAR database on the Commission’s Internet site at https://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

TO ENSURE THE PRESENCE OF A QUORUM AS THE SPECIAL MEETING, PLEASE PROMPTLY EXECUTE AND RETURN THE ENCLOSED PROXY CARD. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this 1st day of December, 2020, by and among Transamerica Series Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 1801 California Street, Suite 5200, Denver, Colorado 80202, on behalf of its series listed on Exhibit A attached hereto under the heading “Acquiring Portfolio/Classes” (the “Acquiring Portfolio”), and the Trust, on behalf of its series listed on Exhibit A attached hereto under the heading “Acquired Portfolio/Classes” (the “Acquired Portfolio”), and, solely for the purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”). For purposes of this Agreement, the Trust will be referred to as the “Acquiring Entity” and the “Acquired Entity” when it is referred to in its capacity as the statutory trust of which the Acquiring Portfolio and the Acquired Portfolio, respectively, are series. In addition, although the only shareholders of the Acquiring Portfolio and the Acquired Portfolio are affiliated separate accounts, and contract holders of the variable life and annuity contracts are not shareholders of the Acquiring Portfolio or the Acquired Portfolio, for ease of reference shareholders and contract holders are collectively referred to in this Agreement as “shareholders”.

WHEREAS, the Acquired Portfolio and Acquiring Portfolio are each series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the reorganization of the Acquired Portfolio will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for (a) shares of the applicable class of shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”) corresponding to the class of outstanding shares of beneficial interest of the Acquired Portfolio (the “Acquired Portfolio Shares”), as described herein, and (b) the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and (2) the subsequent distribution of the Acquiring Portfolio Shares (which shall then constitute all of the assets of the Acquired Portfolio) to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio Shares and the termination of the Acquired Portfolio, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Acquiring Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Acquired Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES IN THE ACQUIRING PORTFOLIO, ASSUMPTION OF ALL LIABILITIES OF THE ACQUIRED PORTFOLIO AND LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Acquired Portfolio, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to the Acquired Portfolio, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, agrees in exchange therefor: (a) to deliver to the Acquired Portfolio the number of full and fractional shares of the class of Acquiring Portfolio Shares corresponding to the class of Acquired Portfolio Shares as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Acquired Entity’s net assets with respect to the class of Acquired Portfolio Shares (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Portfolio Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows the Acquiring Portfolio and its classes of shares and the Acquired Portfolio and its corresponding class of shares. For purposes of this Agreement, the class of shares of the Acquired Portfolio as set forth on Exhibit A corresponds to the class of shares of the Acquiring Portfolio as set forth on such Exhibit.

1.2 The property and assets of the Acquired Entity attributable to the Acquired Portfolio to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Acquiring Portfolio, shall consist of all assets and property of every kind and nature of the Acquired Portfolio, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Portfolio owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Acquiring Portfolio, shall assume all of the liabilities and obligations of the Acquired Portfolio, including, without limitation, all indemnification obligations of the Acquired Portfolio with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Portfolio will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Acquiring Portfolio, any rights, stock dividends, cash dividends or other securities received by the Acquired Portfolio after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Acquiring Portfolio, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Portfolio acquired by the Acquiring Entity on behalf of the Acquiring Portfolio.

1.3 Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of the Acquired Portfolio. To complete the liquidation, the Acquired Entity, on behalf of the Acquired Portfolio, shall (a) distribute to the shareholders of record of the Acquired Portfolio Shares as of the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis, the Acquiring Portfolio Shares of the corresponding class of the Acquiring Portfolio received by the Acquired Entity, on behalf of the Acquired Portfolio, pursuant to paragraph 1.1, in complete redemption of the Acquired Portfolio Shares, and (b) terminate the Acquired Portfolio in accordance with applicable state law. Such distribution and redemption shall be accomplished by the transfer of the applicable class of Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of the class of Acquiring Portfolio Shares to be so credited to each Acquired Portfolio Shareholder shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by that Acquired Portfolio Shareholder on the Closing Date. All issued Acquired Portfolio Shares will be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing any class of Acquiring Portfolio Shares in connection with such exchange.

1.4 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio as maintained by the Acquiring Portfolio’s transfer agent.

1.5 Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Acquired Portfolio. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of the Acquired Portfolio, and the amounts thereof attributable to the Acquired Portfolio Shares, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Portfolio, and after the declaration of any dividends by the Acquired Portfolio, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Trust’s valuation procedures. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the Acquired Portfolio.

2.2 The net asset value per share of the applicable class of the Acquiring Portfolio Shares shall be determined as of the time for calculation of the Acquiring Portfolio’s net asset value as set forth in the then-current prospectus for the Acquiring Portfolio on the Valuation Date, computed using the Trust’s valuation procedures. All computations of value and amounts shall be made by the independent registered public accounting firm for the Acquiring Portfolio.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be December 1, 2020, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or such later time on that date as the Acquired Portfolio’s net asset value and/or the net asset value per share of the Acquiring Portfolio is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202, or at such other time and/or place as the parties may agree.

3.2 At the Closing of the Reorganization, the Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Portfolio that the Custodian maintains as custodian for the Acquired Portfolio to the accounts of the Acquiring Portfolio that the Custodian maintains as custodian for the Acquiring Portfolio. The Acquired Entity shall, within one business day after the Closing for the Reorganization, deliver to the Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the Acquired Portfolio have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for the Acquired Portfolio (“Transfer Agent”), to deliver to the Acquiring Entity, within one business day after the Closing of the Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Portfolio Shareholder of the Acquired Portfolio and the class, number and percentage ownership of the outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. At the Closing of the Reorganization, the Acquiring Portfolio shall deliver to the Secretary of the Acquired Portfolio a confirmation evidencing that (a) the appropriate number of Acquiring Portfolio Shares of the appropriate class have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Acquiring Portfolio Shares of the appropriate class have been credited to the accounts of the Acquired Portfolio Shareholders on the books of the Acquiring Portfolio pursuant to paragraph 1.3. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable (in the judgment of the Acquiring Entity Board with respect to the Acquiring Portfolio and the Acquired Entity Board with respect to the Acquired Portfolio), the Closing Date for the Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Entity and the Acquiring Portfolio as follows:

(a) The Acquired Portfolio is duly established as a series of the Acquired Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Entity’s Declaration of Trust, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Portfolio Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of the Acquired Portfolio, will have good and marketable title to the Acquired Portfolio’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Portfolio, will not result, in a material violation of Delaware law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Acquired Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Acquired Portfolio, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Portfolio and, to the Acquired Portfolio’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Portfolio to the Acquiring Portfolio of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Portfolio or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Acquired Portfolio or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Portfolio’s business. The Acquired Entity, on behalf of the Acquired Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Portfolio’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquired Portfolio.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Portfolio for the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”)

consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) The Acquired Portfolio is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Internal Revenue Code of the 1986, as amended (the “Code”). For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the date on which the Acquired Portfolio liquidates), the Acquired Portfolio will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) the Acquired Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the date on which the Acquired Portfolio liquidates), the Acquired Portfolio will have made such distributions on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, the Acquired Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(m) All issued and outstanding Acquired Portfolio Shares of the Acquired Portfolio are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Portfolio Shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares of the Acquired Portfolio.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Acquired Portfolio, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Entity, on behalf of the Acquired Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquired Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the Acquiring Portfolio, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q) For each calendar quarter of its operation ending on or before the Closing Date, the Acquired Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, the Acquired Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Entity and the Acquired Portfolio as follows:

(a) The Acquiring Portfolio is duly established as a series of the Acquiring Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of the Acquiring Portfolio and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Portfolio Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Portfolio, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Acquiring Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Acquiring Portfolio, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Acquiring Portfolio, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Portfolio’s business. The Acquiring Entity, on behalf of the Acquiring Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Portfolio’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Portfolio.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio as at the last day of and for the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered certified public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquiring Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Portfolio Shares due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquiring Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j) The Acquiring Portfolio is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, the Acquiring Portfolio will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Acquiring Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, the Acquiring Portfolio will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Acquiring Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(k) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares. All of the Acquiring Portfolio Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Portfolio Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Portfolio Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Acquiring Portfolio, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquiring Entity, on behalf of the Acquiring Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquiring Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o) For each calendar quarter of its operation ending on or before the Closing Date, the Acquiring Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, such Acquiring Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

5.	COVENANTS

The Acquired Entity, on behalf of the Acquired Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, respectively, hereby further covenant as follows:

5.1 The Acquired Portfolio and the Acquiring Portfolio each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Portfolio Shares to be acquired by the Acquired Portfolio hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Entity, on behalf of the Acquired Portfolio, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Portfolio Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Acquired Entity, on behalf of the Acquired Portfolio, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Acquiring Entity, on behalf of the Acquiring Portfolio, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Acquired Entity, on behalf of the Acquired Portfolio, will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.9 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Acquired Portfolio, will provide to the Acquiring Entity such information regarding the Acquired Portfolio as may be reasonably necessary for the preparation of the Registration Statement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Acquired Entity, on behalf of the Acquired Portfolio, to consummate the Reorganization of the Acquired Portfolio shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the Acquired Portfolio:

6.1 All representations and warranties of the Acquiring Entity, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Acquiring Portfolio, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have executed and delivered an assumption of the Liabilities of the Acquired Portfolio and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in the name of the Acquiring Entity, on behalf of the Acquiring Portfolio, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Entity, on behalf of the Acquiring Portfolio, to consummate the Reorganization of the Acquiring Portfolio shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the Acquiring Portfolio:

7.1 All representations and warranties of the Acquired Entity, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Acquired Portfolio, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Acquiring Portfolio, a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Acquired Portfolio. The Acquired

Entity, on behalf of the Acquired Portfolio, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Portfolio’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Acquired Portfolio, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of the Acquired Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued by the Acquiring Portfolio in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Acquired Portfolio, or the Acquiring Entity, on behalf of the Acquiring Portfolio, the other party to this Agreement shall be entitled on behalf of the Acquired Portfolio or Acquiring Portfolio, as applicable, at its option, to refuse to consummate the transactions contemplated by this Agreement with respect to the Acquired Portfolio and the Acquiring Portfolio:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the Acquired Entity Charter, the by-laws of the Acquired Entity, and applicable state law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquired Entity, on behalf of the Acquired Portfolio, nor the Acquiring Entity, on behalf of the Acquiring Portfolio, may waive the condition set forth in this paragraph 8.1.

8.2 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Acquired Portfolio, or the Acquiring Entity, with respect to the Acquiring Portfolio, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 Reserved.

8.6 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Portfolio, and its authorized officers: (a) the Acquired Entity is a statutory trust existing under the laws of the State of Delaware; (b) the Acquired Entity, with respect to the Acquired Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Acquired Portfolio, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Acquired Portfolio, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the bylaws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.7 The Acquired Entity, on behalf of the Acquired Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Acquiring Portfolio and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the Acquiring Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Entity, on behalf of the Acquiring Portfolio, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Acquiring Portfolio, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Portfolio Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

9.	INDEMNIFICATION

9.1 The Acquiring Entity, out of the Acquiring Portfolio’s assets and property (including any amounts paid to the Acquiring Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Acquiring Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of the Acquired Portfolio’s assets and property (including any amounts paid to the Acquired Portfolio pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Acquired Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of the Reorganization will be borne by TAM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of the Acquiring Portfolio or the Acquired Portfolio, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Acquiring Portfolio, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Portfolio or Acquired Portfolio at any time prior to the Closing Date with respect to the Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Portfolio or the Acquired Portfolio, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement shall not affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity, on behalf of the Acquired Portfolio, or the Acquiring Entity, on behalf of the Acquiring Portfolio; provided, however, that following the meeting of the Acquired Portfolio Shareholders called by the Acquired Portfolio pursuant to paragraph 5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of the Acquired Portfolio, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of the Acquiring Portfolio, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA SERIES TRUST, on behalf of the Acquiring Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA SERIES TRUST, on behalf of the Acquired Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA ASSET MANAGEMENT, INC., solely with respect to paragraph 10.2 hereof

By:
Name:
Title:

Exhibit A

Acquired Portfolio/Classes	Acquiring Portfolio/Classes
Transamerica WMC US Growth II VP	Transamerica S&P 500 Index VP
Initial Class	Initial Class
Service Class

SCHEDULE 4.1

[                ]

SCHEDULE 4.2

[                ]

EXHIBIT B

Information Regarding Organization and Parent Entities of “Control Persons”

Entity	Place of Organization
Aegon NV	The Hague
Aegon International B.V.	The Hague
The Aegon Trust	Delaware
Transamerica Corporation (DE)	Delaware
Commonwealth General Corporation	Delaware
AUSA Holding, LLC	Maryland
Transamerica Life Insurance Company	Iowa
Transamerica Asset Management, Inc.	Florida

B-1

PART B

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA S&P 500 INDEX VP

(the “Destination Portfolio”)

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) 1-800-851-9777

STATEMENT OF ADDITIONAL INFORMATION

October 16, 2020

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Proxy Statement and Prospectus dated October 16, 2020 (the “Proxy Statement/Prospectus”), which relates to Initial Class and Service Class shares of the Destination Portfolio to be issued in exchange for shares of Transamerica WMC US Growth II VP (the “Target Portfolio”), as shown below. Please retain this SAI for further reference.

To obtain a copy of the Proxy Statement/Prospectus, free of charge, please write to the Destination Portfolio at the address set forth above or call the Destination Portfolio at the number set forth above.

The following table indicates (a) the Target Portfolio and Destination Portfolio involved in the Reorganization, and (b) the corresponding Destination Portfolio shares that the Target Portfolio shareholders will receive.

Target Portfolio & Shares	Destination Portfolio & Shares
Transamerica WMC US Growth II VP Initial Class Service Class*	Transamerica S&P 500 Index VP Initial Class Service Class

*The Target Portfolio has registered but does not currently offer Service Class Shares.

1

INTRODUCTION	3
DOCUMENTS INCORPORATED BY REFERENCE	3
FINANCIAL STATEMENTS	3

2

INTRODUCTION

This SAI is intended to supplement the Proxy Statement/Prospectus relating specifically to the proposed transfer of all of the assets of the Target Portfolio to, and the assumption of the liabilities of the Target Portfolio by, the Destination Portfolio in exchange for shares of the Destination Portfolio as shown in the table on the cover page of this SAI.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1. The Portfolios’ Statement of Additional Information dated May 1, 2020, as filed with the SEC on April 29, 2020 (File Nos. 811-04419 and 033-00507; Accession No. 0001683863-20-007006) is incorporated herein by reference.

2. The Portfolios’ Annual Report for the fiscal year ended December 31, 2019 (File No. 811-04419), as filed with the SEC on March 5, 2020 (Accession No. 0001193125-20-062887) is incorporated herein by reference.

3. The Portfolios’ Semi-Annual Report for the fiscal period ended June 30, 2020 (File No. 811-04419), as filed with the SEC on September 3, 2020 (Accession No. 0001193125-20-238709) is incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

No Pro Forma Financial Statements have been prepared and included for the Reorganization because the net asset value of the Target Portfolio did not exceed 10% of the net asset value of the Destination Portfolio as of August 21, 2020.

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PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1		Amended and Restated Declaration of Trust filed with Post-Effective Amendment (“PEA”) No. 133 to the Registration Statement on February 12, 2016

2		Bylaws of Registrant filed with PEA No. 72 to the Registration Statement on April 29, 2008

3		n/a

4		Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus)

5		See Exhibits 1 and 2

6	(1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed with PEA 134 to the Registration Statement on March 18, 2016

a. Amended Schedule A dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

b. Amended Schedule A dated December 1, 2020, to be filed by amendment

	(2)	Sub-Advisory Agreement between TAM and SSGA Funds Management, Inc. dated April 18, 2017 on behalf of Transamerica S&P 500 Index VP, filed with PEA 139 to the Registration Statement on April 28, 2017

a. Amendment to Sub-Advisory Agreement dated May 1, 2020 to be filed by amendment

7		Amended and Restated Distribution Agreement dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Distribution Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule I dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

c. Amended Schedule I dated December 1, 2020, to be filed by amendment

8		Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 filed with Transamerica Funds’ PEA No. 108 to its Registration Statement on February 26, 2010 (Registration Nos. 033-02659 and 811-04556)

9		Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011 filed with Transamerica Funds’ PEA 126 to its Registration Statement on April 29, 2011 (Registration Nos. 033-02659 and 811-04556)

	(1)	Amendment to Custodian Agreement dated December 17, 2012 filed with Transamerica Funds’ PEA No. 170 to its Registration Statement on February 12, 2013 (Registration Nos. 033-02659 and 811-04556)

2

a. Amended Appendix A-1 dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

b. Amended Appendix A-1 dated December 1, 2020, to be filed by amendment

10		Plan of Distribution under Rule 12b-1

	(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule A dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

c. Amended Schedule A dated December 1, 2020, to be filed by amendment

	(2)	Multiple Class Plan dated January 22, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

11		Opinion of counsel as to the legality of the securities, previously filed with the Registration Statement on Form N-14 on September 3, 2020

12		Other Material Contracts

	(1)	Transfer Agency Agreement, as amended through May 1, 2008, filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(2)	Expense Limitation Agreement filed with PEA No. 67 to the Registration Statement on February 28, 2007

a. Amendment to Expense Limitation Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amendment to Expense Limitation Agreement dated July 1, 2009 filed with PEA No. 83 to the Registration Statement on August 14, 2009

c. Amended and Restated Expense Limitation Agreement dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

d. Amendment dated September 16, 2016 to Amended and Restated Expense Limitation Agreement filed with PEA 151 to the Registration Statement on April 30, 2019

e. Amended Schedules A and B dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

f. Amended Schedules A and B dated December 1, 2020, to be filed by amendment

	(3)	Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company, filed with PEA No. 70 to the Registration Statement on July 31, 2007

a. Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

b. Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

c. Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

d. Amendment dated September 17, 2012 filed with PEA No. 114 to the Registration Statement on September 7, 2012

e. Amendment dated May 1, 2013 and updated Schedule dated May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

f. Amendment dated November 10, 2014 and updated Schedule dated May 1, 2015 filed with PEA 130 to the Registration Statement on April 28, 2015

g. Updated Schedule dated May 1, 2016 filed with PEA 136 to the Registration Statement on April 27, 2016

h. Updated Schedule dated May 1, 2017 filed with PEA to the Registration Statement 139 on April 27, 2017

i. Updated Schedule dated September 29, 2017 filed with PEA 142 to the Registration Statement on September 29, 2017

3

j. Updated Schedule dated February 1, 2018 filed with PEA 145 to the Registration Statement on January 11, 2018

k. Updated Schedule dated May 1, 2018 filed with PEA 148 to the Registration Statement on April 27, 2018

l. Updated Schedule dated November 1, 2018 filed with PEA 151 to the Registration Statement on April 30, 2019

m. Updated Schedule dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

	(6)	Master Sub-Administration Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 13, 2013

a. Amended Schedule A dated May 1, 2020 filed with PEA 159 to the Registration Statement on April 29, 2020

b. Amended Schedule A dated December 1, 2020, to be filed by amendment

13		Consent of Independent Registered Certified Public Accounting Firm (filed herein)

14		n/a

15		Power of Attorney, previously filed with the Registration Statement on Form N-14 on September 3, 2020

16

	(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. Code of Ethics filed with PEA No. 151 to the Registration Statement on April 30, 2019

	(2)	SSGA Funds Management, Inc. Code of Ethics filed with PEA 159 to the Registration Statement on April 29, 2020

	(3)	Prospectus dated May 1, 2020, as supplemented, filed with PEA No. 159 to the Registration Statement on April 29, 2020

	(4)	Statement of Additional Information dated May 1, 2020, as supplemented, filed with PEA No. 159 to the Registration Statement on April 29, 2020

	(5)	Annual Report to Shareholders for the year ended December 31, 2019 filed with Form N-CSR on March 5, 2020.

	(6)	Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2020 filed with Form N-CSR on September 3, 2020.

	(7)	Form of Proxy Card (filed herein)

	(8)	Form of Voting Instruction Card (filed herein)

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 16th day of October, 2020.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	October 16, 2020

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	October 16, 2020

/s/ Leo J. Hill Leo J. Hill*		Trustee	October 16, 2020

/s/ David W. Jennings David W. Jennings*		Trustee	October 16, 2020

/s/ Fredric A. Nelson III Fredric A. Nelson III*		Trustee	October 16, 2020

/s/ John E. Pelletier John E. Pelletier*		Trustee	October 16, 2020

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	October 16, 2020

/s/ John W. Waechter John W. Waechter*		Trustee	October 16, 2020

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	October 16, 2020

/s/ Vincent J. Toner Vincent J. Toner		Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	October 16, 2020

* By:	/s/ Erin D. Nelson Erin D. Nelson **	Chief Legal Officer and Secretary	October 16, 2020

**	Attorney-in-fact pursuant to powers of attorney previously filed.

5

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(13)	Consent of Independent Registered Certified Public Accounting Firm

(16)(7)	Form of Proxy Card

(16)(8)	Form of Voting Instruction Card

6